Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Changes in Property and Equipment
(1)	Changes in property and equipment for the year ended December 31, 2018 are as follows:

	(In millions of yen)

	Furniture and fixtures	Equipment	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2018	6,501	22,196	42	1,343	30,082
Acquisitions	1,105	16,095	970	635	18,805
Disposals	(8)	(2,134)	—	(24)	(2,166)
Acquisition through business combinations	—	18	—	14	32
Loss of control of subsidiaries	—	(141)	—	(412)	(553)
Exchange differences	(1)	(187)	(7)	(55)	(250)
Other	(27)	16	(42)	(41)	(94)

Balance at December 31, 2018	7,570	35,863	963	1,460	45,856

Accumulated depreciation and impairment
Balance at January 1, 2018	1,879	12,402	—	676	14,957
Disposals	(1)	(1,751)	—	(16)	(1,768)
Depreciation	1,352	6,745	—	321	8,418
Acquisition through business combinations	—	11	—	1	12
Loss of control of subsidiaries	—	(73)	—	(289)	(362)
Exchange differences	(1)	(78)	—	(27)	(106)
Other	(1)	(111)	—	91	(21)

Balance at December 31, 2018	3,228	17,145	—	757	21,130

Carrying amounts
Balance at January 1, 2018	4,622	9,794	42	667	15,125

Balance at December 31, 2018	4,342	18,718	963	703	24,726

(2)	Changes in property and equipment for the year ended December 31, 2019 are as follows:

	(In millions of yen)

	Furniture and fixtures	Equipment	Construction- in-progress	Others	Total
Acquisition cost
Balance at January 1, 2019	7,570	35,863	963	1,460	45,856
Acquisitions	2,262	7,646	54	358	10,320
Disposals	(34)	(2,000)	—	(194)	(2,228)
Exchange differences	—	(106)	2	(7)	(111)
Other	(78)	390	(464)	(49)	(201)

Balance at December 31, 2019	9,720	41,793	555	1,568	53,636

Accumulated depreciation and impairment
Balance at January 1, 2019	3,228	17,145	—	757	21,130
Disposals	(17)	(1,728)	—	(136)	(1,881)
Depreciation	1,691	7,552	—	273	9,516
Impairment (1)	—	57	—	—	57
Exchange differences	—	(46)	—	(5)	(51)
Other	(14)	(64)	—	(81)	(159)

Balance at December 31, 2019	4,888	22,916	—	808	28,612

Carrying amounts
Balance at January 1, 2019	4,342	18,718	963	703	24,726

Balance at December 31, 2019	4,832	18,877	555	760	25,024

Contractual Commitments for the Acquisition of Property and Equipment
(3)	Contractual commitments for the acquisition of property and equipment:

(In millions of yen)
December 31, 2018	December 31, 2019
1,820	1,047